Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Provisions

Current and non-current provisions changed as follows:

€ thousand	Jan. 1, 2023	Utilization	Reversals	Additions	FX	Dec. 31, 2023
Asset retirement obligations	204	0	0	1,127	0	1,331
Litigation	708	179	167	89	0	451
Warranties	28	15	3	8	0	18
Total	940	194	170	1,224	0	1,800
Thereof non-current
Asset retirement obligations	204	0	0	890	0	1,094
Warranties	13	0	2	9	0	20
Total (non-current)	217	0	2	899	0	1,114